Share-Based Payments	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Share-Based Payments
27.	Share-Based Payments

The Group has stock option incentive plans for directors and employees.

(1)	Stock Option Plan

For the stock options granted during the years ended December 31, 2012, 2013, 2014, and 2015, each stock option represents the right to purchase 500 common shares at a fixed price for a defined period of time. The exercise price of stock options, which were granted during the years ended December 31, 2012 and 2013 was 344 yen, whereas that of those options, which were granted during the years ended December 31, 2014 and 2015 was 1,320 yen.

In the year ended December 31, 2017, the Company has granted 23,860 of stock options equivalent to 2,386,000 of common shares with the exercise price of 4,206 yen.

The fair value of stock options is determined using the Black-Scholes model, a commonly accepted stock option pricing method.

Stock options granted during the years ended December 31, 2012, 2013, 2014 and 2015 vest after two years from the grant date and are exercisable for a period of eight years from the vesting date. Stock options granted during the year ended December 31, 2017 vest 25% of stock options per year over a period of four years from the grant date and are exercisable from the vesting date until July 18, 2027.

Conditions for vesting and exercise of the stock options require that those who received the allotment of stock options continue to be employed by the Group from the grant date to the vesting date, and from the grant date to the exercise date, respectively, unless otherwise permitted by the board of directors. Refer to Note 4 Significant Accounting Judgments, Estimates and Assumptions (f) for more details on the valuation methodology of stock options, and the assumptions used in such valuation.

There were no cancellations or modifications to the awards in 2015, 2016 or 2017.

On June 15, 2015, through the amendment of its articles of incorporation, the Company introduced a dual class structure of common shares and class A shares. Under the dual class structure, each common share has one vote per unit of 100 shares, and each class A share has one vote per unit of 10 shares, while both classes of shares have the same rights to share in profit, distribution of retained earnings and residual assets. Additionally, the Company amended the terms applicable to a portion of two tranches of stock options. As a result of the amendment, 24,724 Common Stock Options originally granted on December 17, 2012 and 6,949 Common Stock Options originally granted on February 4, 2015 were converted to Class A Stock Options. While all other contract terms remain unchanged, the holders of Class A Stock Options are entitled to acquire 500 class A shares upon exercise of each stock option. The Class A Stock Options are mandatorily converted to Common Stock Options on a one-to-one basis upon passage of time or occurrence of certain events as specified in the terms and conditions of Class A Stock Options.

Through an amendment of its article of incorporation effective as of March 31, 2016, the Company amended the terms applicable to stock options from class A shares to common shares.

i.	Movements during the years ended December 31, 2015, 2016 and 2017

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, outstanding stock options on a per-common-share basis during the year:

	2015
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	20,217,500	481	—	—
Granted during the period	5,773,500	1,320	—	—
Forfeited during the period	(306,500)	1,178	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Conversion of Common Stock Options to Class A Stock Options	(15,836,500)	558	15,836,500	558

Outstanding at December 31	9,848,000	827	15,836,500	558

Exercisable at December 31	4,970,500	344	12,362,000	344

	2016
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	9,848,000	827	15,836,500	558
Granted during the period	—	—	—	—
Forfeited during the period	(239,500)	1,137	—	—
Exercised during the period(1)	(2,533,500)	691	—	—
Expired during the period	—	—	—	—
Conversion of Class A Stock Options to Common Stock Options	15,836,500	558	(15,836,500)	558

Outstanding at December 31	22,911,500	653	—	—

Exercisable at December 31	17,321,500	438	—	—

	2017
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	22,911,500	653	—	—
Granted during the period	2,386,000	4,206	—	—
Forfeited during the period	(7,000)	1,320	—	—
Exercised during the period(1)	(19,713,500)	583	—	—
Expired during the period	—	—	—	—

Outstanding at December 31	5,577,000	2,421	—	—

Exercisable at December 31	3,191,000	1,086	—	—

(1)	The weighted average share price at the date of exercise of these options during the years ended December 31, 2016 and 2017 were 4,255 yen and 4,580 yen, respectively.

ii.	The exercise price and the number of shares for options outstanding as of December 31, 2015, 2016 and 2017 are as follows:

		Number (Shares)
Grant dates	Exercise price (yen)	December 31, 2015	December 31, 2016	December 31, 2017
December 18, 2012	344	14,000,000	14,000,000	—
December 17, 2013	344	3,322,500	1,654,000	763,500
February 8, 2014	1,320	1,667,000	1,135,000	818,000
August 9, 2014	1,320	697,000	311,000	218,000
November 1, 2014	1,320	323,000	221,500	145,000
February 4, 2015	1,320	5,665,000	5,590,000	1,246,500
July 18, 2017	4,206	—	—	2,386,000

iii.	The weighted average remaining contractual life for the stock options outstanding as of December 31, 2015, 2016 and 2017 was 7.7 years, 6.7 years and 7.8 years respectively.

iv.	The following tables list the inputs to the models used for deriving the fair value of the stock options granted for the years ended December 31, 2015, 2016 and 2017

	Grant dates
	2015	2017
	February 4	July 18
Dividend yield	0.0%	0.0%
Expected volatility	56%	44.9-45.7%
Risk-free interest rate	0.0%	(0.04)-0.00%
Expected life of stock options (years)	6	5.5-7
Exercise price (yen)	1,320	4,206
Fair value per common share at the grant date (yen)	4,225	3,840
Model used	Black-Scholes	Black-Scholes

The fair value of the options granted on February 4, 2015 was 3,219 yen on a per-common-share basis. During the year ended December 31, 2016, no stock options were granted. The fair value of the options granted on July 18, 2017 was 1,545 yen on a per-common-share basis.

The expected volatility was derived from the historical volatility over a period similar to the expected life of the stock options for publicly listed companies that are comparable to the Company and the Group, and such volatility is assumed to be indicative of future trends, which may not necessarily be the actual outcome.

v.	The expenses recognized in connection with share-based payments during the years ended December 31, 2015, 2016 and 2017 are shown in the following table:

	(In millions of yen)

	2015	2016	2017
Total expenses arising from equity-settled share-based payment transactions	11,213	9,519	1,602

(2)	Equity-settled Employee Stock Ownership Plan (J-ESOP)

The Group has a Group policy, the Regulations on Stock Compensation, which regulates an incentive for the employees in line with the stock price movement and for the purpose of securing excellent human resources and their long-term success.

In accordance with the Regulations on Stock Compensation, the Group has granted points equivalent to 262,069 shares to the employees of the Group on July 18, 2017. The points vest once the employees who received the points satisfy the conditions under the Regulations on the Stock Compensation. As the points vest, the trust grants the Company’s shares equivalent to the number of points, which the trust owns, to the employees of the Company and its domestic subsidiary.

Under the Regulations on Stock Compensation, the employees granted the points on July 18, 2017 are required to be employed by the Group until the vesting dates, which are set between April 1, 2018 and April 1, 2020.

i.	Movements during the year ended December 31, 2017

The following table illustrates the movements in outstanding points during the year ended December 31, 2017:

J-ESOP (Equity-settled)
Number (Points(1))
Outstanding at January 1, 2017	—
Granted during the period	262,069
Forfeited during the period	(10,767)
Exercised during the period	—
Expired during the period	—

Outstanding at December 31, 2017	251,302

Exercisable at December 31, 2017	—

(1)	One point is equal to one share.

ii.

The Group’s J-ESOP does not have an exercise price as the employees receive the number of shares equivalent to the points, and the weighted average remaining contractual life as of December 31, 2017 was 1.5 years.

iii.	The fair value of the points issued on July 18, 2017 was the share price of the day the points were granted, 3,840 yen.

iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2015, 2016 and 2017 are shown in the following table:

	(In millions of yen)
	2015	2016	2017
Total expenses arising from equity-settled share-based payment transactions	—	—	279

(3)	Cash-settled Employee Stock Ownership Plan (J-ESOP)

In accordance with the Regulations on Stock Compensation, the Group has granted points equivalent to 567,056 shares to the employees of the Group on July 18, 2017. The points vest once the employees who received the points satisfy the conditions under the Regulations on the Stock Compensation. As the points vest, the trust sells the shares of the Company which are equivalent to the number of points in the market and distributes the cash obtained from the transaction to the employees.

Under the Regulations on Stock Compensation, the employees granted the points on July 18, 2017 are required to be employed by the Group until the vesting dates, which are set between April 1, 2018 and April 1, 2020.

i.	Movements during the year ended December 31, 2017

The following table illustrates the movements in outstanding points during the year ended December 31, 2017:

J-ESOP (Cash-settled)
Number (Points(1))
Outstanding at January 1, 2017	—
Granted during the period	567,056
Forfeited during the period	(33,554)
Exercised during the period	—
Expired during the period	—

Outstanding at December 31, 2017	533,502

Exercisable at December 31, 2017	—

(1)	One point is equal to one share.

ii.

The Group’s J-ESOP does not have an exercise price as the employees receive the amount of cash equivalent to the points, and the weighted average remaining contractual life as of December 31, 2017 was 1.5 years.

iii.	The fair value of the points granted on July 18, 2017 as of the grant date and December 31, 2017 were 3,840 yen and 4,595 yen respectively.

iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2015, 2016 and 2017 are shown in the following table:

	(In millions of yen)
	2015	2016	2017
Total expenses arising from cash-settled share-based payment transactions	—	—	805

v.

The Group has recognized nil of liabilities associated with Cash-settled J-ESOP in the Consolidated Statement of Financial Position as of December 31, 2016, and 805 million yen as of December 31, 2017, respectively. The amount of the liabilities were not fixed as of December 31, 2016 and December 31, 2017.